Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Changes in the balance of gross unrecognized tax benefits
Gross unrecognized tax benefits, beginning of year	$ 8,742	$ 24,755	$ 32,147
Increases related to tax positions taken during the current year	2,919	1,889	6,018
Increases as a result of business combinations	0	286	61
Increases related to tax positions taken during prior years	18	0	6,141
Increases (decreases) related to foreign currency exchange rates	272	1,073
Increases (decreases) related to foreign currency exchange rates			(1,782)
Reductions for tax positions of prior years	(537)	(13,623)	(15,284)
Reductions for settlements with tax authorities	0	(4,133)	(1,111)
Lapses of statutes of limitations	(1,542)	(1,505)	(1,435)
Gross unrecognized tax benefits, end of year	$ 9,872	$ 8,742	$ 24,755